ASSETS HELD FOR SALE (Schedule of Assets Held for Sale) (Details) - Held-For-Sale [Member] - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Cash	$ 4.9
Accounts receivable	85.2	$ 0.3
Inventory	0.5
Property, plant and equipment	1,189.6	5.3
Intangible assets	248.7	0.1
Goodwill		0.3
Total assets held for sale	1,528.9	6.0
Accounts payable and accrued liabilities	23.8
Asset retirement obligations	10.8	0.3
Other long-term liabilities	136.8
Total liabilities associated with assets held for sale	$ 171.4	$ 0.3